Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014		Apr. 30, 2013		Apr. 30, 2012
Accumulated Other Comprehensive (Loss) Income [Abstract]
Foreign Currency Translation Adjustment, Beginning Balance	$ 61.5		$ 67.0		$ 81.8
Reclassification adjustments, Foreign Currency Translation Adjustment	0		0		0
Current period (charge) credit, Foreign Currency Translation Adjustment	(29.8)		(5.5)		(14.8)
Income tax (expense) benefit, Foreign Currency Translation Adjustment	0		0		0
Foreign Currency Translation Adjustment, Ending Balance	31.7		61.5		67.0
Pension and Other Postretirement Liabilities, Beginning Balance	(131.4)		(134.3)		(86.0)
Reclassification adjustments, Pension and Other Postretirement Liabilities	13.3	[1]	20.4	[1]	11.2	[1]
Current period (charge) credit, Pension and Other Postretirement Liabilities	31.4		(16.5)		(84.3)
Income tax expense, Pension and Other Postretirement Liabilities	(15.3)		(1.0)		24.8
Pension and Other Postretirement Liabilities, Ending Balance	(102.0)		(131.4)		(134.3)
Unrealized Gain (Loss) on Available-for-Sale Securities, Beginning Balance	4.5		2.5		1.8
Reclassification adjustments, Unrealized Gain (Loss) on Available-for-Sale Securities	(3.7)	[2]	0		0
Current period (charge) credit, Unrealized Gain (Loss) on Available-for-Sale Securities	1.9		3.1		1.1
Income tax expense, Unrealized Gain (Loss) on Available-for-Sale Securities	0.7		(1.1)		(0.4)
Unrealized Gain (Loss) on Available-for-Sale Securities, Ending Balance	3.4		4.5		2.5
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives, Beginning Balance	(11.2)		(19.2)		6.0
Reclassification adjustments, Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	20.9	[3]	40.1	[3]	(1.6)	[3]
Current period (charge) credit, Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	21.0		(27.5)		(38.0)
Income tax expense, Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	(15.4)		(4.6)		14.4
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives, Ending Balance	15.3		(11.2)		(19.2)
Accumulated Other Comprehensive (Loss) Income, Beginning Balance	(76.6)		(84.0)		3.6
Reclassification adjustments, Accumulated Other Comprehensive (Loss) Income	30.5		60.5		9.6
Current period (charge) credit, Accumulated Other Comprehensive (Loss) Income	24.5		(46.4)		(136.0)
Income tax benefit, Accumulated Other Comprehensive (Loss) Income	(30.0)		(6.7)		38.8
Accumulated Other Comprehensive (Loss) Income, Ending Balance	(51.6)		(76.6)		(84.0)
Commodity contracts [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	(20.3)		(39.6)		(1.9)
Interest rate contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	$ (0.6)		$ (0.5)		$ (0.3)

[1]	Amortization of net losses was reclassified from accumulated other comprehensive loss to selling, distribution, and administrative expenses.
[2]	The gain on the sale of marketable securities was reclassified from accumulated other comprehensive loss to net other income at April 30, 2014.
[3]	Of the total reclassification adjustments from accumulated other comprehensive loss, $20.3 and $39.6 of expense and $1.9 of income was reclassified to cost of products sold related to commodity derivatives and $0.6, $0.5, and $0.3 was reclassified to interest expense related to the interest rate swap at April 30, 2014, 2013, and 2012, respectively.